American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
May 31, 2025

Focused Large Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.7%
RTX Corp.	33,296	4,544,238
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	33,426	3,260,372
Banks — 7.7%
JPMorgan Chase & Co.	38,635	10,199,640
Truist Financial Corp.	250,202	9,882,979
		20,082,619
Beverages — 3.2%
Anheuser-Busch InBev SA, ADR(1)	53,876	3,797,719
PepsiCo, Inc.	35,473	4,662,926
		8,460,645
Capital Markets — 7.1%
Bank of New York Mellon Corp.	43,865	3,886,878
Blackrock, Inc.	8,058	7,895,953
Charles Schwab Corp.	77,427	6,839,901
		18,622,732
Communications Equipment — 3.2%
Cisco Systems, Inc.	79,475	5,010,104
F5, Inc.(2)	11,355	3,240,490
		8,250,594
Construction Materials — 2.2%
CRH PLC	42,609	3,884,237
Martin Marietta Materials, Inc.	3,566	1,952,563
		5,836,800
Containers and Packaging — 3.5%
Graphic Packaging Holding Co.	232,316	5,162,061
Packaging Corp. of America	20,486	3,957,281
		9,119,342
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	103,267	4,539,617
Electric Utilities — 3.4%
Duke Energy Corp.	74,443	8,763,430
Electrical Equipment — 2.7%
nVent Electric PLC	47,789	3,144,516
Rockwell Automation, Inc.	12,226	3,857,915
		7,002,431
Electronic Equipment, Instruments and Components — 2.0%
TE Connectivity PLC	32,344	5,177,304
Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(2)	8,832	4,450,975
Food Products — 2.1%
Mondelez International, Inc., Class A	79,878	5,390,966
Gas Utilities — 1.9%
Atmos Energy Corp.	32,727	5,062,212
Ground Transportation — 3.6%
Norfolk Southern Corp.	37,473	9,260,328
Health Care Equipment and Supplies — 7.9%
Becton Dickinson & Co.	45,931	7,927,231
Medtronic PLC	77,742	6,451,031

Zimmer Biomet Holdings, Inc.	67,067	6,181,566
		20,559,828
Health Care Providers and Services — 3.1%
Henry Schein, Inc.(2)	72,310	5,060,977
UnitedHealth Group, Inc.	9,750	2,943,622
		8,004,599
Insurance — 5.6%
Allstate Corp.	15,869	3,330,427
Marsh & McLennan Cos., Inc.	17,536	4,097,462
Reinsurance Group of America, Inc.	35,419	7,200,328
		14,628,217
IT Services — 1.1%
Amdocs Ltd.	31,559	2,895,854
Life Sciences Tools and Services — 2.1%
IQVIA Holdings, Inc.(2)	39,918	5,601,693
Machinery — 2.3%
Cummins, Inc.	8,920	2,867,601
Oshkosh Corp.	30,246	3,000,101
		5,867,702
Oil, Gas and Consumable Fuels — 6.9%
Exxon Mobil Corp.	65,238	6,673,847
ONEOK, Inc.	105,261	8,509,299
TotalEnergies SE, ADR	50,220	2,946,910
		18,130,056
Personal Care Products — 9.4%
Estee Lauder Cos., Inc., Class A	67,742	4,534,650
Kenvue, Inc.	371,312	8,863,217
Unilever PLC, ADR	173,959	11,105,543
		24,503,410
Pharmaceuticals — 6.8%
Johnson & Johnson	93,266	14,475,816
Sanofi SA, ADR	68,357	3,374,785
		17,850,601
Semiconductors and Semiconductor Equipment — 2.7%
Analog Devices, Inc.	32,659	6,988,373
Specialized REITs — 1.7%
American Tower Corp.	20,872	4,480,175
TOTAL COMMON STOCKS (Cost $233,983,056)		257,335,113
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,930,464	2,930,464
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,909,304	2,909,304
TOTAL SHORT-TERM INVESTMENTS (Cost $5,839,768)		5,839,768
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $239,822,824)		263,174,881
OTHER ASSETS AND LIABILITIES — (0.8)%		(2,120,810)
TOTAL NET ASSETS — 100.0%		$261,054,071

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,848,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,909,304.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.